Related parties transactions - Key management compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Cash and other compensation	$ 20.1	$ 18.7	$ 19.3
Post-employment benefits	1.1	0.9	0.9
Equity-based compensation	23.1	22.4	20.9
Total	$ 44.3	$ 42.0	$ 41.1